Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Sales	$ 5,271	$ 5,556	$ 5,418
% of sales	100.00%	100.00%	100.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 840	$ 903	$ 1,091
% of sales	16.00%	16.00%	20.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 802	$ 848	$ 724
% of sales	15.00%	15.00%	13.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 581	$ 656	$ 594
% of sales	11.00%	12.00%	11.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 347	$ 382	$ 328
% of sales	7.00%	7.00%	6.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 334	$ 365	$ 378
% of sales	6.00%	7.00%	7.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 257	$ 267	$ 265
% of sales	5.00%	5.00%	5.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 249	$ 262	$ 264
% of sales	5.00%	5.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 241	$ 223	$ 171
% of sales	5.00%	4.00%	3.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 178	$ 211	$ 200
% of sales	3.00%	4.00%	4.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,326	$ 1,314	$ 1,282
% of sales	25.00%	23.00%	24.00%